Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Deferred Taxes

Deferred taxes

	Lease liabilities	Right-of-use assets	Intangible assets, net	Carryforward tax losses	Carryforward research and development expenses	Other	Total
Balance as of January 1, 2025	60	(60)	(100)	10	419	93	422
Changes within profit or loss	174	(174)	(122)	(10)	273	303	444
Balance as of December 31, 2025	234	(234)	(222)	-	692	396	866
Balance as of January 1, 2024	93	(93)	(164)	42	285	18	181
Changes within profit or loss	(33)	33	64	(32)	134	75	241
Balance as of December 31, 2024	60	(60)	(100)	10	419	93	422
Balance as of January 1, 2023	23	(23)	(852)	551	-	-	(301)
Changes within profit or loss	70	(70)	688	(509)	285	18	482
Balance as of December 31, 2023	93	(93)	(164)	42	285	18	181

Schedule of Reconciliation of Theoretical Taxes on income

Following is a reconciliation of the theoretical taxes on income, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see above) and the actual tax expense:

	Year ended December 31
	2025		2024		2023
	%	U.S. dollars in thousands	%	U.S. dollars in thousands	%	U.S. dollars in thousands
Profit (loss) before income tax	23	1,473	23	7,001	23	(6,089)
Theoretical tax expense (benefit)		339		1,610		(1,400)
Change in effective tax rate due to:
Tax benefits arising from a reduced tax rate under the PTE regime		(501)		(1,007)		(590)
Decrease in taxes resulting from utilization of losses in the reported year for which deferred taxes were not recognized in prior years		-		(12)		(843)
Increase in taxes resulting from non-deductible expenses		543		493		2,206
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized		140		137		145
Taxes in respect of prior years		(11)		-		-
Tax expense (benefit)		510		1,221		(482)